PROPERTY, PLANT AND EQUIPMENT, NET Land sale (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2014
Income Statement [Abstract]
Binding contract to sell land			$ 34
Gain (Loss) on Disposition of land	$ 8	$ 10